Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 2.9%
Diversified Telecommunication Services 0.5%
Liberty Latin America Ltd., Class C(a)	323,018	3,097,743
Entertainment 0.4%
Gaia, Inc.(a)	145,912	717,887
Playstudios, Inc.(a)	330,890	1,604,816
Total		2,322,703
Interactive Media & Services 0.8%
Cargurus, Inc.(a)	81,380	3,455,395
Trivago NV, ADR(a)	564,393	1,331,967
Total		4,787,362
Media 0.6%
Criteo SA, ADR(a)	103,808	2,827,730
Hemisphere Media Group, Inc.(a)	198,672	907,931
Total		3,735,661
Wireless Telecommunication Services 0.6%
Telephone and Data Systems, Inc.	209,450	3,954,416
Total Communication Services		17,897,885
Consumer Discretionary 9.5%
Auto Components 1.3%
Gentherm, Inc.(a)	40,596	2,965,132
Modine Manufacturing Co.(a)	177,493	1,599,212
Visteon Corp.(a)	32,725	3,571,279
Total		8,135,623
Distributors 0.2%
Educational Development Corp.	168,555	1,306,301
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	68,681	1,458,784
Stride, Inc.(a)	88,650	3,220,655
Total		4,679,439
Household Durables 3.0%
Cavco Industries, Inc.(a)	10,527	2,535,428
Ethan Allen Interiors, Inc.	81,709	2,130,154
Legacy Housing Corp.(a)	84,079	1,804,335
Lifetime Brands, Inc.	82,163	1,054,973
Lovesac Co. (The)(a)	33,134	1,791,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	50,894	4,032,332
Tri Pointe Homes, Inc.(a)	153,215	3,076,557
Universal Electronics, Inc.(a)	52,310	1,634,164
Total		18,059,167
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc., Class A(a)	115,378	1,472,223
Overstock.com, Inc.(a)	58,090	2,556,250
Redbubble Ltd.(a)	1,307,600	1,495,590
Total		5,524,063
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	41,644	2,415,768
Multiline Retail 0.4%
Big Lots, Inc.	69,957	2,420,512
Specialty Retail 0.6%
Urban Outfitters, Inc.(a)	143,578	3,605,244
Textiles, Apparel & Luxury Goods 1.9%
Culp, Inc.	147,426	1,170,562
Fossil Group, Inc.(a)	225,170	2,170,639
Movado Group, Inc.	66,829	2,609,673
Skechers U.S.A., Inc., Class A(a)	42,926	1,749,664
Steven Madden Ltd.	95,194	3,678,296
Total		11,378,834
Total Consumer Discretionary		57,524,951
Consumer Staples 3.7%
Beverages 1.0%
Boston Beer Co., Inc. (The), Class A(a)	6,180	2,400,745
MGP Ingredients, Inc.	40,606	3,475,467
Total		5,876,212
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	87,171	4,381,215
Food Products 1.7%
Dole PLC	236,161	2,928,396
Fresh Del Monte Produce, Inc.	129,170	3,346,795
TreeHouse Foods, Inc.(a)	123,110	3,971,529
Total		10,246,720
Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
Honest Co., Inc. (The)(a)	359,401	1,872,479
Total Consumer Staples		22,376,626
Energy 8.2%
Energy Equipment & Services 3.8%
ChampionX Corp.(a)	286,710	7,018,661
Core Laboratories NV	65,770	2,080,305
Expro Group Holdings NV(a)	169,012	3,005,033
Natural Gas Services Group, Inc.(a)	170,565	2,031,429
Newpark Resources, Inc.(a)	665,785	2,436,773
Pason Systems, Inc.	183,268	2,244,397
Profire Energy, Inc.(a)	551,132	716,472
TechnipFMC PLC(a)	454,688	3,523,832
Total		23,056,902
Oil, Gas & Consumable Fuels 4.4%
Chesapeake Energy Corp.	100,980	8,785,260
CVR Energy, Inc.	104,864	2,678,227
Equitrans Midstream Corp.	368,510	3,110,224
HF Sinclair Corp.(a)	17,590	700,962
Range Resources Corp.(a)	227,020	6,896,868
Talos Energy, Inc.(a)	183,480	2,897,149
W&T Offshore, Inc.(a)	387,600	1,480,632
Total		26,549,322
Total Energy		49,606,224
Financials 26.8%
Banks 16.2%
Ameris Bancorp	113,961	5,000,609
BancFirst Corp.	61,055	5,080,387
Bank of Marin Bancorp	58,547	2,053,243
BankUnited, Inc.	151,912	6,678,051
Banner Corp.	76,692	4,488,783
Brookline Bancorp, Inc.	221,518	3,504,415
Capital Bancorp, Inc.	88,188	2,015,978
Capital City Bank Group, Inc.	75,332	1,985,751
Central Pacific Financial Corp.	83,578	2,331,826
Central Valley Community Bancorp	70,884	1,655,141
Community Trust Bancorp, Inc.	61,686	2,541,463
First BanCorp	366,713	4,811,275
Common Stocks (continued)
Issuer	Shares	Value ($)
First BanCorp	71,072	2,968,677
First Community Corp.	99,074	2,100,369
First Financial Corp.	79,531	3,442,102
First of Long Island Corp. (The)	89,770	1,746,924
Heritage Financial Corp.	115,110	2,884,657
Hilltop Holdings, Inc.	144,650	4,252,710
HomeStreet, Inc.	54,078	2,562,216
National Bank Holdings Corp., Class A	77,327	3,114,732
Northrim BanCorp, Inc.	72,653	3,165,491
OFG Bancorp	132,318	3,524,951
Plumas Bancorp	45,276	1,725,016
Popular, Inc.	64,743	5,292,093
Professional Holding Corp., Class A(a)	83,223	1,877,511
Shore Bancshares, Inc.	103,216	2,113,864
Sierra Bancorp	68,875	1,720,497
Southern First Bancshares, Inc.(a)	52,886	2,688,724
Towne Bank	153,400	4,592,796
UMB Financial Corp.	70,251	6,825,587
Total		98,745,839
Capital Markets 0.6%
StoneX Group, Inc.(a)	46,600	3,459,118
Consumer Finance 1.1%
Ezcorp, Inc., Class A(a)	514,060	3,104,922
PROG Holdings, Inc.(a)	117,569	3,382,460
Total		6,487,382
Insurance 4.3%
American Equity Investment Life Holding Co.	138,705	5,535,717
Crawford & Co., Class A	172,606	1,304,901
Employers Holdings, Inc.	73,774	3,026,209
Global Indemnity Group LLC	92,480	2,412,803
Horace Mann Educators Corp.	56,382	2,358,459
Mercury General Corp.	81,806	4,499,330
National Western Life Group, Inc., Class A	15,425	3,245,420
ProAssurance Corp.	148,536	3,992,648
Total		26,375,487

2	Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 4.6%
MGIC Investment Corp.	410,016	5,555,717
NMI Holdings, Inc., Class A(a)	191,629	3,951,390
Provident Financial Holdings, Inc.	98,502	1,629,223
Radian Group, Inc.	314,180	6,977,938
Riverview Bancorp, Inc.	174,573	1,318,026
Territorial Bancorp, Inc.	74,327	1,783,848
Washington Federal, Inc.	137,284	4,505,661
Western New England Bancorp, Inc.	246,480	2,203,531
Total		27,925,334
Total Financials		162,993,160
Health Care 7.5%
Biotechnology 3.1%
ACADIA Pharmaceuticals, Inc.(a)	125,010	3,027,742
Atara Biotherapeutics, Inc.(a)	210,750	1,957,867
Coherus Biosciences, Inc.(a)	141,721	1,829,618
Insmed, Inc.(a)	151,540	3,561,190
Iovance Biotherapeutics, Inc.(a)	162,295	2,702,212
Sage Therapeutics, Inc.(a)	80,599	2,667,827
Spero Therapeutics, Inc.(a)	156,057	1,357,696
uniQure NV(a)	86,200	1,557,634
Total		18,661,786
Health Care Equipment & Supplies 0.4%
Inogen, Inc.(a)	78,390	2,541,404
Health Care Providers & Services 1.1%
Encompass Health Corp.	92,090	6,548,520
Health Care Technology 0.2%
Sharecare, Inc.(a)	630,171	1,556,522
Pharmaceuticals 2.7%
ANI Pharmaceuticals, Inc.(a)	53,649	1,508,073
Athira Pharma, Inc.(a)	155,670	2,101,545
Perrigo Co. PLC	156,330	6,007,762
Satsuma Pharmaceuticals, Inc.(a)	197,846	751,815
Supernus Pharmaceuticals, Inc.(a)	119,172	3,851,639
Taro Pharmaceutical Industries Ltd.(a)	53,091	2,296,717
Total		16,517,551
Total Health Care		45,825,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.6%
Aerospace & Defense 2.9%
Aerojet Rocketdyne Holdings, Inc.(a)	79,980	3,147,213
Curtiss-Wright Corp.	32,940	4,946,270
Maxar Technologies, Inc.	139,260	5,495,200
Moog, Inc., Class A	44,545	3,911,051
Total		17,499,734
Building Products 1.7%
Caesarstone Ltd.	135,528	1,425,754
Resideo Technologies, Inc.(a)	177,620	4,232,685
UFP Industries, Inc.	61,956	4,780,525
Total		10,438,964
Commercial Services & Supplies 1.0%
Healthcare Services Group, Inc.	154,657	2,871,980
HNI Corp.	89,933	3,332,018
Total		6,203,998
Construction & Engineering 0.5%
MDU Resources Group, Inc.	122,960	3,276,884
Electrical Equipment 2.2%
Array Technologies, Inc.(a)	165,822	1,868,814
AZZ, Inc.	59,422	2,866,517
Encore Wire Corp.	40,572	4,628,048
Shoals Technologies Group, Inc., Class A(a)	149,540	2,548,162
Thermon(a)	107,713	1,744,951
Total		13,656,492
Machinery 2.9%
Gorman-Rupp Co.	58,648	2,104,290
Greenbrier Companies, Inc. (The)	71,730	3,694,812
Hurco Companies, Inc.	60,372	1,902,926
LB Foster Co., Class A(a)	90,228	1,386,804
Manitex International, Inc.(a)	257,274	1,872,955
Mueller Industries, Inc.	80,408	4,355,702
Standex International Corp.	22,509	2,249,099
Total		17,566,588
Marine 1.2%
Costamare, Inc.	215,085	3,667,199
Kirby Corp.(a)	55,190	3,984,166
Total		7,651,365

Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
Korn/Ferry International	72,755	4,724,710
Red Violet, Inc.(a)	62,195	1,772,557
Total		6,497,267
Road & Rail 2.0%
Avis Budget Group, Inc.(a)	17,852	4,700,432
Marten Transport Ltd.	183,130	3,252,389
Schneider National, Inc., Class B	161,790	4,125,645
Total		12,078,466
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	61,213	2,663,990
Textainer Group Holdings Ltd.	99,491	3,787,622
Total		6,451,612
Total Industrials		101,321,370
Information Technology 9.0%
Communications Equipment 1.8%
Applied Optoelectronics, Inc.(a)	317,513	1,158,923
Casa Systems, Inc.(a)	306,666	1,386,130
Digi International, Inc.(a)	101,291	2,179,782
NETGEAR, Inc.(a)	83,047	2,049,600
Netscout Systems, Inc.(a)	135,938	4,360,891
Total		11,135,326
Electronic Equipment, Instruments & Components 2.9%
Airgain, Inc.(a)	121,412	920,303
Bel Fuse, Inc., Class B	114,304	2,039,184
ePlus, Inc.(a)	70,372	3,945,054
OSI Systems, Inc.(a)	34,810	2,963,027
Powerfleet, Inc.(a)	396,623	1,177,970
Vishay Intertechnology, Inc.	253,911	4,976,656
Vishay Precision Group, Inc.(a)	48,649	1,564,065
Total		17,586,259
IT Services 2.6%
Cass Information Systems, Inc.	54,742	2,020,527
IBEX Holdings Ltd.(a)	153,818	2,451,859
International Money Express, Inc.(a)	109,508	2,256,960
Kyndryl Holdings, Inc.(a)	285,457	3,745,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Payoneer Global, Inc.(a)	551,117	2,457,982
Shift4 Payments, Inc., Class A(a)	51,821	3,209,274
Total		16,141,798
Semiconductors & Semiconductor Equipment 0.7%
Cohu, Inc.(a)	79,531	2,354,118
CyberOptics Corp.(a)	41,131	1,669,096
Total		4,023,214
Software 1.0%
BTRS Holdings, Inc.(a)	318,069	2,379,156
Cognyte Software Ltd.(a)	196,183	2,218,830
Upland Software, Inc.(a)	84,390	1,486,108
Total		6,084,094
Total Information Technology		54,970,691
Materials 8.5%
Chemicals 1.2%
Livent Corp.(a)	115,528	3,011,815
Tronox Holdings PLC, Class A	219,978	4,353,364
Total		7,365,179
Construction Materials 0.8%
Eagle Materials, Inc.	35,689	4,581,040
Containers & Packaging 0.5%
Greif, Inc., Class A	48,797	3,174,733
Metals & Mining 4.7%
Ampco-Pittsburgh Corp.(a)	268,257	1,692,702
Capstone Copper Corp.(a)	601,285	3,400,460
Centerra Gold, Inc.	440,730	4,332,737
Commercial Metals Co.	186,360	7,756,303
ERO Copper Corp.(a)	196,704	2,880,974
Ferroglobe PLC(a)	235,933	1,816,684
Olympic Steel, Inc.	72,910	2,804,119
Torex Gold Resources, Inc.(a)	215,757	2,709,583
Universal Stainless & Alloy Products, Inc.(a)	130,201	1,130,145
Total		28,523,707

4	Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.3%
Clearwater Paper Corp.(a)	52,768	1,479,087
Glatfelter Corp.	130,713	1,618,227
Louisiana-Pacific Corp.	79,351	4,929,284
Total		8,026,598
Total Materials		51,671,257
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 5.8%
Farmland Partners, Inc.	133,203	1,831,541
Highwoods Properties, Inc.	105,240	4,813,677
Hudson Pacific Properties, Inc.	164,717	4,570,897
Macerich Co. (The)	239,480	3,745,467
Pebblebrook Hotel Trust	207,454	5,078,474
PotlatchDeltic Corp.	98,302	5,183,464
RLJ Lodging Trust	359,435	5,060,845
Sunstone Hotel Investors, Inc.(a)	405,779	4,780,077
Total		35,064,442
Real Estate Management & Development 0.3%
Forestar Group, Inc.(a)	111,547	1,981,075
Total Real Estate		37,045,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.0%
Gas Utilities 1.0%
National Fuel Gas Co.	66,410	4,562,367
RGC Resources, Inc.	76,004	1,624,966
Total		6,187,333
Total Utilities		6,187,333
Total Common Stocks (Cost $562,292,165)		607,420,797

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	528,415	528,203
Total Money Market Funds (Cost $528,251)		528,203
Total Investments in Securities (Cost: $562,820,416)		607,949,000
Other Assets & Liabilities, Net		747,727
Net Assets		608,696,727

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,423,863	32,060,193	(34,955,922)	69	528,203	(90)	1,004	528,415
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_12_A01_(05/22)